Commitments and Contingencies	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

The Company leases premises under various operating leases, certain of which contain escalation clauses. Rental expenses under operating leases included in the consolidated statements of comprehensive loss were $175, $177 and $75 for the years ended March 31, 2014, 2015 and 2016, respectively.

At March 31, 2016, the Company was obligated under operating leases requiring minimum rentals as follows:

Year ending March 31, 2017	$9
Total minimum lease payments	$9

We have non-cancellable agreements to lease our factory buildings to tenants under operating lease, which provide for payments through 2017. At March 31, 2016, the minimum future rental income to be received is as follows:

Year ending March 31, 2017	$253
Total minimum future rental income	$253

At March 31, 2016, the Company had capital commitments for purchase of plant and machinery, and leasehold improvement totaling $18, which are expected to be disbursed during the year ending March 31, 2017.